Principal Accounting Policies (Details 7) $ in Thousands	Jan. 01, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Recently adopted and issued accounting pronouncements
Package of practical expedients	true
Total right-of-use assets		¥ 463,688,000	$ 66,605
Total lease liabilities		471,403,000
Retained earnings		¥ 56,393,640,000	$ 8,100,439	¥ 43,997,388,000
ASU No. 2016-02 | Adjustment
Recently adopted and issued accounting pronouncements
Total right-of-use assets	¥ 577,000,000.0
Total lease liabilities	577,000,000
Retained earnings	¥ 0